Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Total assets	¥ 300,570,312	¥ 297,185,019	¥ 292,557,355
Liabilities and shareholder's equity:
Total liabilities	284,924,497	282,420,311
Total shareholders' equity	14,970,182	13,985,532
Total liabilities and equity	300,570,312	297,185,019
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	114,784	158,603
Investments in subsidiaries and affiliated companies	16,720,286	15,798,922
Investments in subsidiaries and affiliated companies, Banking subsidiaries	12,638,315	11,961,515
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	4,081,971	3,837,407
Loans to subsidiaries	5,072,330	3,419,961
Loans to subsidiaries, Banking subsidiaries	4,885,830	3,278,961
Loans to subsidiaries, Non-banking subsidiaries	186,500	141,000
Other assets	166,514	97,742
Total assets	22,073,914	19,475,228
Liabilities and shareholder's equity:
Short-term borrowings from banking subsidiaries	1,600,179	1,667,063
Long-term debt from non-banking subsidiaries and affiliated companies	264,332	261,586
Long-term debt	5,088,478	3,433,423
Other liabilities	150,743	127,624
Total liabilities	7,103,732	5,489,696
Total shareholders' equity	14,970,182	13,985,532
Total liabilities and equity	¥ 22,073,914	¥ 19,475,228